Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule of other liabilities

	As of March 31,
	2025	2024
Accrued compensation and related benefits	$4,086	$3,777
Finance lease obligations, non-current	75	162
Other	9	9
	$4,170	$3,948